Equity (Details) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Authorized	25,000,000	25,000,000
Issued	15,862,887	15,318,958
Outstanding	15,294,267	14,750,338
NIS [Member]
Disclosure of classes of share capital [line items]
Ordinary shares, par value	₪ 1	₪ 1